Subsequent Events (Details Narrative) - Common Class A [Member] - shares		3 Months Ended	12 Months Ended
	Jun. 06, 2016	Apr. 06, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Number of common stock issued	9,600,786		6,092
Securities Purchase Agreement [Member] | Convertible Debt [Member] | Unrelated Third Parties [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock issued		11,083,092